COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 06, 2006
COMMITMENTS AND CONTINGENCIES
Accrued liabilities amount	$ 11,164	$ 11,164
Accrued interest	$ 22,768	$ 22,488
Lawsuit amount			$ 11,164